Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 22, 2017
Entity Registrant Name	dei_EntityRegistrantName	Global X Funds
Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 31, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jan. 31, 2018
Prospectus Date	rr_ProspectusDate	Jan. 31, 2018
Global X Funds | Global X Uranium ETF Series
Prospectus:	rr_ProspectusTable
Supplemental Information [Text Block]	cik0001432353_SupplementalInformationTextBlock
Important Notice Regarding Change in
ETF Index and Related Matters

GLOBAL X FUNDS
Global X Uranium ETF (the “Fund”)

Supplement dated January 31, 2018 to the Summary Prospectus,
Prospectus and Statement of Additional Information (“SAI”)
for the Fund, dated March 1, 2017, as amended and supplemented from time to time

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.

The Board of Trustees of the Global X Uranium ETF has approved the adoption of a new index as outlined in the table below. The new index will increase the diversification and improve the liquidity characteristics of the Fund.

	Current Index	New Index
Index	Solactive Global Uranium Total Return Index	Solactive Global Uranium & Nuclear Components Total Return Index
Index Components	21	31*
Index Description
The Solactive Global Uranium Total Return Index is designed to measure broad based equity market performance of global companies involved in the uranium industry. The stocks are weighted proportionally according to free-float market capitalization. A specific capping methodology is used at the time of the annual index review to seek to assure compliance with the rules governing the listing of financial products on exchanges in the United States.

The Solactive Global Uranium & Nuclear Components Total Return Index is designed to measure broad based equity market performance of global companies involved in the uranium industry, including companies that are engaged in uranium mining, exploration for uranium, technologies related to the uranium industry and the production of nuclear components. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The index is reconstituted annually. A specific capping methodology is also applied semi-annually to seek to assure compliance with the rules governing the listing of financial products on exchanges in the United States.

*Index constituents for the Solactive Global Uranium & Nuclear Components Total Return Index are as of January 10, 2018. The number of index constituents may change by the effective date.

The Fund is expected to begin implementation of the changes in the first quarter of 2018, with the change occurring in two phases.

The phase approach is intended to enable the Global X Uranium ETF’s advisor, Global X Management Co. LLC, to make the necessary adjustments to portfolio holdings in a manner that minimizes impact to Fund shareholders. In the first phase, expected to commence in the first quarter of 2018, the Fund will track the Solactive Global Uranium & Nuclear Components Transition TR Index, an interim index that will gradually reduce exposure to small-capitalization stocks while proportionately increasing exposure to other stocks based on their weightings in the new index. This first phase is expected to be implemented over the course of approximately six months.

In the second phase, the Fund will begin tracking the Solactive Global Uranium & Nuclear Components Total Return Index, which is expected to occur upon completion of the first phase.

To protect the Fund from the potential for harmful “front running” by traders, the exact timing of the index changes will not be disclosed to investors. In the meantime, the Fund will continue seeking to track its current index.

The adjustments to the Fund’s portfolio holdings are expected to result in modest, temporary increases in the Fund’s transaction costs and turnover rate. It is important to note that the actual transaction costs, turnover rate, and any other costs will be highly dependent upon a number of factors, including the market environment at the time of the portfolio adjustments. These changes are not expected to increase the expense ratio of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE